Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and deposits	¥ 2,822,949	¥ 2,654,447
Cash equivalents	980,065	1,020,484
Total	¥ 3,803,014	¥ 3,674,931	¥ 2,758,020	¥ 2,672,353